Note 11 - Share Capital - Share Options (Details)	12 Months Ended
	Nov. 30, 2025 $ / shares		Nov. 30, 2024 $ / shares
Statement Line Items [Line Items]
Balance, option	15,481,429		14,945,195
Balance, weighted average exercise of option (in CAD per share)	$ 1.61		$ 1.6
Granted, option	3,047,000		2,763,234
Granted, weighted average exercise of option (in CAD per share)	$ 1.88		$ 1.19
Exercised, option	(1,091,984)	[1]	(2,029,500)	[2]
Exercised, weighted average exercise of option (in CAD per share)	$ 1.3	[1]	$ 1.05	[2]
Expired, option	(1,925,000)		(197,500)
Expired, weighted average exercise of option (in CAD per share)	$ 2.82		$ 1.02
Forfeited, option	(245,000)
Forfeited, weighted average exercise of option (in CAD per share)	$ 1.71
Balance, option	15,266,445		15,481,429
Balance, weighted average exercise of option (in CAD per share)	$ 1.53		$ 1.61

[1]	During the year ended November 30, 2025, the Company issued 656,751 common shares at weighted average trading prices of $2.11. The Common shares were issued pursuant to the exercise of 1,091,984 share options, of which 254,251 common shares were issued pursuant to the exercise of 689,484 share options on a net exercise basis.
[2]	During the year ended November 30, 2024, the Company issued 271,189 common shares at weighted average trading prices of $1.20. The Common shares were issued pursuant to the exercise of 2,029,500 share options, of which 237,189 common shares were issued pursuant to the exercise of 1,995,500 share options on a net exercise basis.